Long Term Debt (Long Term Maturities) (Details) $ in Millions	Dec. 31, 2022 CAD ($)
Subsidiaries
Debt Instrument [Line Items]
2023	$ 574
2024	1,613
2025	262
2026	3,110
2027	946
Thereafter	9,937
Total, long-term debt maturities, including capital lease obligations	16,442
Emera
Debt Instrument [Line Items]
2023	500
2024	0
2025	0
2026	1,625
2027	403
Thereafter	0
Total, long-term debt maturities, including capital lease obligations	2,528
Emera US Finance LP
Debt Instrument [Line Items]
2023	0
2024	407
2025	0
2026	1,016
2027	0
Thereafter	2,302
Total, long-term debt maturities, including capital lease obligations	3,725
Tampa Electric
Debt Instrument [Line Items]
2023	0
2024	356
2025	0
2026	0
2027	0
Thereafter	3,985
Total, long-term debt maturities, including capital lease obligations	4,341
PGS
Debt Instrument [Line Items]
2023	0
2024	51
2025	0
2026	0
2027	0
Thereafter	721
Total, long-term debt maturities, including capital lease obligations	772
NMGC
Debt Instrument [Line Items]
2023	0
2024	108
2025	0
2026	95
2027	0
Thereafter	426
Total, long-term debt maturities, including capital lease obligations	629
NMGI
Debt Instrument [Line Items]
2023	0
2024	203
2025	0
2026	0
2027	0
Thereafter	0
Total, long-term debt maturities, including capital lease obligations	203
NSPI
Debt Instrument [Line Items]
2023	0
2024	398
2025	125
2026	40
2027	483
Thereafter	2,500
Total, long-term debt maturities, including capital lease obligations	3,546
EBP
Debt Instrument [Line Items]
2023	0
2024	0
2025	0
2026	249
2027	0
Thereafter	0
Total, long-term debt maturities, including capital lease obligations	249
ECI
Debt Instrument [Line Items]
2023	74
2024	90
2025	137
2026	85
2027	60
Thereafter	3
Total, long-term debt maturities, including capital lease obligations	$ 449